CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income / (loss)	$ (2,219)		(13,771)		11,828		90,092
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation and amortization	5,912		36,679		36,711		45,135
Allowance for doubtful accounts	59		365		140		2,276
(Gain) / loss on disposal of property and equipment	386		2,393		1,028		(268)
Loss on disposal of intangible asset					359
Gain on disposal of an equity method investee							(68,440)
Equity in income of an equity method investee							(1,337)
Dividend income from an equity method investee							13,825
Gain on disposal of subsidiaries	(497)		(3,082)
Loss on disposal of a subsidiary	86		535
Deferred income tax benefit	(370)		(2,298)		(4,251)		(2,022)
Inventory write-downs	444		2,756		11,926		9,072
Impairment losses of property and equipment	1,592		9,877		6,984		7,649
Changes in operating assets and liabilities:
Accounts receivable	(798)		(4,949)		(17,523)		(13,940)
Bills receivable	(64)		(400)
Amounts due from related parties	(481)		(2,987)		7,875		(3,605)
Prepaid expenses, deposits and other current assets	(12,182)		(75,586)		(25,930)		(20,551)
Inventories	438		2,715		(85,226)		(50,497)
Deferred income	246		1,524		7,176		2,841
Accounts payable	946		5,870		47,463		3,709
Bills payable	(699)		(4,334)		(16,200)		20,534
Amounts due to related parties	(582)		(3,611)		10,866		212
Accrued expenses and other payables	(942)		(5,833)		17,131		(11,018)
Income tax payable and other non-current liabilities	(731)		(4,535)		(3,474)		17,709
Net cash provided by / (used in) operating activities	(9,456)		(58,672)		6,883		41,376
Cash flows from investing activities:
Placement of restricted cash	(68)		(423)		(1,000)		(36,000)
Purchase of property and equipment	(9,599)		(59,558)		(47,197)		(35,014)
Proceeds from disposal of property and equipment	108		667		536		2,870
Proceeds from disposal of an equity method investee							81,480
Dividend income from an equity method investee							11,175
Investment in time deposits with original maturity over three months	(13,377)		(83,000)		(325,696)		(88,100)
Proceeds from maturity of time deposits with original maturity over three months	45,197		280,440		358,100		43,000
Proceeds from disposal of subsidiaries	399	[1]	2,474	[1]		[1]		[1]
Refund of acquisition deposit							1,000
Net cash (used in) / provided by investing activities	22,660		140,600		(15,257)		(19,589)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of employee share options							1,683
Payment for repurchase of ordinary shares							(40,899)
Dividends paid	(30,823)		(191,246)				(378,472)
Net cash used in financing activities	(30,823)		(191,246)				(417,688)
Effect of foreign currency exchange rates on cash	56		346		(1,736)		(728)
Net decrease in cash	(17,563)		(108,972)		(10,110)		(396,629)
Cash and cash equivalents at beginning of the year	58,206		361,146		371,256		767,885
Cash and cash equivalents at end of the year	40,643		252,174		361,146		371,256
Supplemental disclosure of cash flow information:
Income taxes paid	(4,174)		(25,900)		(44,725)		(36,144)
Accounts payable for purchase of property and equipment	$ 1,079		6,696		4,593		3,664

[1]	Proceeds from disposal of subsidiaries in 2014 represented the cash considerations of RMB13,901 received less cash balance transferred to the acquirers amounting to RMB11,427.